Portfolio of Investments
Columbia North Carolina Intermediate Municipal Bond Fund, January 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 97.2%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 3.1%
City of Charlotte Airport(a)
Revenue Bonds
Charlotte Douglas International
Series 2019
07/01/2035	5.000%	1,195,000	1,440,285
City of Charlotte Airport
Revenue Bonds
Series 2017A
07/01/2028	5.000%	500,000	589,873
Raleigh Durham Airport Authority(a)
Refunding Revenue Bonds
Series 2020A
05/01/2034	5.000%	1,150,000	1,394,178
05/01/2036	5.000%	2,000,000	2,418,873
Total			5,843,209
Forest Products 0.6%
Columbus County Industrial Facilities & Pollution Control Financing Authority
Refunding Revenue Bonds
International Paper Co. Project
Series 2020 (Mandatory Put 06/16/25)
05/01/2034	1.375%	1,000,000	1,008,630
Higher Education 6.9%
Appalachian State University
Refunding Revenue Bonds
Series 2016A
10/01/2026	5.000%	325,000	371,036
Revenue Bonds
Series 2018
05/01/2035	5.000%	1,095,000	1,301,553
North Carolina Agricultural & Technical State University
Refunding Revenue Bonds
General Purpose
Series 2015A
10/01/2032	5.000%	2,000,000	2,255,311
North Carolina Capital Facilities Finance Agency
Refunding Revenue Bonds
Campbell University
Series 2021A
10/01/2030	5.000%	1,115,000	1,349,419
Revenue Bonds
Wake Forest University
Series 2018
01/01/2034	5.000%	400,000	477,265
North Carolina Central University
Refunding Revenue Bonds
Series 2016
10/01/2029	4.000%	625,000	673,240
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Series 2019
04/01/2036	5.000%	500,000	590,616
04/01/2038	5.000%	500,000	588,835
North Carolina State University at Raleigh
Refunding Revenue Bonds
General
Series 2018
10/01/2027	5.000%	300,000	358,999
10/01/2028	5.000%	250,000	305,639
University of North Carolina at Charlotte (The)
Refunding Revenue Bonds
Governors
Series 2020A
10/01/2035	4.000%	200,000	228,446
10/01/2037	4.000%	300,000	341,973
Revenue Bonds
Board of Governors
Series 2017
10/01/2029	5.000%	500,000	590,628
University of North Carolina at Greensboro
Refunding Revenue Bonds
Series 2016
04/01/2029	5.000%	390,000	445,922
04/01/2030	5.000%	250,000	285,521
University of North Carolina at Wilmington
Refunding Revenue Bonds
Series 2019B
10/01/2034	5.000%	355,000	437,027
Western Carolina University
Revenue Bonds
General
Series 2018
10/01/2033	5.000%	250,000	296,542
10/01/2034	5.000%	575,000	681,396
Series 2020B
04/01/2033	5.000%	1,000,000	1,236,571
Total			12,815,939
Hospital 4.1%
Charlotte-Mecklenburg Hospital Authority (The)
Revenue Bonds
Atrium Health
Series 2021 (Mandatory Put 12/01/28)
01/15/2050	5.000%	1,500,000	1,816,284
Series 2021 (Mandatory Put 12/01/31)
01/15/2049	5.000%	1,500,000	1,899,939
Columbia North Carolina Intermediate Municipal Bond Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia North Carolina Intermediate Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina Medical Care Commission
Refunding Revenue Bonds
Novant Health Obligation Group
Series 2013
11/01/2024	5.000%	530,000	547,102
Revenue Bonds
CaroMont Health
Series 2021A
02/01/2036	4.000%	500,000	582,691
Rex Healthcare
Series 2015A
07/01/2032	5.000%	1,000,000	1,112,636
Series 2020A
07/01/2035	5.000%	800,000	980,336
Wake Forest Baptist Obligation Group
Series 2019
12/01/2033	5.000%	595,000	708,982
Total			7,647,970
Joint Power Authority 4.4%
North Carolina Municipal Power Agency No. 1
Refunding Revenue Bonds
Series 2015A
01/01/2026	5.000%	1,500,000	1,705,693
01/01/2031	5.000%	2,000,000	2,269,734
Series 2016A
01/01/2028	5.000%	1,500,000	1,726,000
Series 2019A
01/01/2032	5.000%	2,000,000	2,451,572
Total			8,152,999
Local Appropriation 18.2%
City of Charlotte
Refunding Certificate of Participation
Series 2019B
06/01/2034	5.000%	2,000,000	2,458,388
City of Durham
Revenue Bonds
Series 2018
04/01/2034	4.000%	1,000,000	1,132,065
City of Kannapolis
Revenue Bonds
Series 2014
04/01/2031	5.000%	1,365,000	1,473,388
City of Monroe
Refunding Revenue Bonds
Series 2016
03/01/2035	5.000%	1,000,000	1,143,913
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Wilmington
Refunding Revenue Bonds
Series 2014A
06/01/2028	5.000%	500,000	544,295
City of Winston-Salem
Refunding Revenue Bonds
Series 2014C
06/01/2029	5.000%	750,000	815,718
County of Brunswick
Revenue Bonds
Series 2015A
06/01/2028	5.000%	250,000	280,047
06/01/2029	5.000%	250,000	280,112
County of Buncombe
Revenue Bonds
Series 2014A
06/01/2032	5.000%	1,635,000	1,777,870
County of Catawba
Revenue Bonds
Series 2018
12/01/2036	4.000%	1,940,000	2,232,330
County of Dare
Refunding Revenue Bonds
Series 2016A
06/01/2031	4.000%	225,000	249,491
County of Davidson
Revenue Bonds
Series 2020
06/01/2037	4.000%	400,000	464,430
County of Gaston
Revenue Bonds
Series 2019A
04/01/2034	5.000%	250,000	305,578
04/01/2035	5.000%	300,000	365,528
County of Harnett
Refunding Revenue Bonds
Series 2020
12/01/2027	5.000%	375,000	449,759
Revenue Bonds
Series 2019
10/01/2037	4.000%	955,000	1,085,708
County of Henderson
Revenue Bonds
Series 2015
10/01/2030	5.000%	500,000	567,546
Series 2020
06/01/2029	5.000%	525,000	647,875
County of Lee
Revenue Bonds
Series 2018
05/01/2036	4.000%	500,000	569,534

2	Columbia North Carolina Intermediate Municipal Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia North Carolina Intermediate Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Martin
Refunding Revenue Bonds
Water & Sewer District
Series 2014
06/01/2030	4.000%	730,000	777,203
County of Onslow
Revenue Bonds
Series 2015
06/01/2027	4.000%	405,000	440,027
Series 2016
10/01/2028	5.000%	1,000,000	1,158,526
County of Pender
Revenue Bonds
Series 2015
04/01/2027	5.000%	1,165,000	1,299,714
04/01/2028	5.000%	1,290,000	1,439,782
County of Randolph
Refunding Revenue Bonds
Series 2013C
10/01/2026	5.000%	1,500,000	1,749,018
Revenue Bonds
Series 2019B
10/01/2034	5.000%	500,000	613,120
County of Sampson
Refunding Revenue Bonds
Series 2017
09/01/2035	4.000%	1,000,000	1,115,259
County of Surry
Revenue Bonds
Series 2019
06/01/2032	5.000%	275,000	335,447
06/01/2033	5.000%	350,000	426,758
Series 2021
10/01/2030	5.000%	505,000	638,330
County of Union
Refunding Revenue Bonds
Series 2012
12/01/2024	5.000%	1,715,000	1,901,166
County of Wake
Refunding Revenue Bonds
Series 2018A
08/01/2036	4.000%	2,000,000	2,273,659
County of Wilkes
Refunding Revenue Bonds
Series 2015
06/01/2027	5.000%	500,000	561,881
06/01/2029	5.000%	500,000	560,139
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Durham Capital Financing Corp.
Revenue Bonds
Series 2018
10/01/2035	4.000%	1,500,000	1,708,397
Total			33,842,001
Local General Obligation 8.6%
City of Charlotte
Unlimited General Obligation Refunding Bonds
Series 2020A
06/01/2027	5.000%	725,000	863,285
City of Greensboro
Unlimited General Obligation Bonds
Series 2020B
Series 2020B
04/01/2031	5.000%	2,205,000	2,779,611
County of Durham
Unlimited General Obligation Bonds
Series 2019
06/01/2032	5.000%	620,000	764,425
County of Forsyth
Unlimited General Obligation Bonds
Public Improvement
Series 2019B
03/01/2026	5.000%	1,000,000	1,152,048
County of Gaston
Unlimited General Obligation Refunding Bonds
Series 2020
02/01/2028	5.000%	1,500,000	1,804,759
02/01/2029	5.000%	1,500,000	1,843,024
County of Guilford
Unlimited General Obligation Bonds
Public Improvement
Series 2017B
05/01/2026	5.000%	1,000,000	1,157,518
County of Mecklenburg
Unlimited General Obligation Public Improvement Bonds
Series 2016B
12/01/2027	5.000%	1,180,000	1,385,305
County of Moore
Unlimited General Obligation Refunding Bonds
Series 2016
06/01/2028	5.000%	1,000,000	1,211,925
County of Pitt
Refunding Revenue Bonds
Series 2017
04/01/2022	5.000%	750,000	755,752
04/01/2024	5.000%	410,000	444,853

Columbia North Carolina Intermediate Municipal Bond Fund | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia North Carolina Intermediate Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Wake
Unlimited General Obligation Public Improvement Bonds
Series 2019A
03/01/2033	5.000%	1,500,000	1,838,744
Total			16,001,249
Multi-Family 4.1%
North Carolina Capital Facilities Finance Agency
Refunding Revenue Bonds
North Carolina A&T University Foundation Project
Series 2015A
06/01/2028	5.000%	1,000,000	1,108,527
The Arc of North Carolina
Series 2017
10/01/2034	5.000%	1,500,000	1,731,107
University of North Carolina at Wilmington
Refunding Revenue Bonds
Series 2015
06/01/2029	5.000%	2,000,000	2,229,796
Western Carolina University
Limited General Obligation Refunding Revenue Bonds
Student Housing
Series 2016 (AGM)
06/01/2027	5.000%	500,000	572,514
06/01/2028	5.000%	1,000,000	1,140,769
06/01/2029	5.000%	800,000	909,648
Total			7,692,361
Municipal Power 1.4%
City of Fayetteville Public Works Commission
Revenue Bonds
Series 2014
03/01/2027	4.000%	1,250,000	1,322,181
Greenville Utilities Commission
Revenue Bonds
Series 2019
08/01/2032	5.000%	625,000	771,675
08/01/2033	5.000%	400,000	493,671
Total			2,587,527
Refunded / Escrowed 10.8%
County of Buncombe
Prerefunded 06/01/22 Revenue Bonds
Series 2012
06/01/2028	5.000%	500,000	507,617
County of Johnston
Prerefunded 06/01/24 Revenue Bonds
Series 2014
06/01/2028	5.000%	1,000,000	1,091,256
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of New Hanover
Prerefunded 10/01/27 Revenue Bonds
New Hanover Regional Medical Center
Series 2017
10/01/2030	5.000%	1,200,000	1,426,629
County of Wake
Prerefunded 10/01/26 Revenue Bonds
Series 1993 (NPFGC)
10/01/2026	5.125%	1,265,000	1,392,760
East Carolina University
Prerefunded 10/01/23 Revenue Bonds
General
Series 2014A
10/01/2031	5.000%	1,900,000	2,027,649
Jacksonville Public Facilities Corp.
Prerefunded 04/01/22 Limited Obligation Revenue Bonds
Series 2012
04/01/2026	5.000%	1,075,000	1,083,151
North Carolina Medical Care Commission
Prerefunded 06/01/22 Revenue Bonds
Southeastern Regional Medical Center
Series 2012
06/01/2026	5.000%	1,000,000	1,014,558
Prerefunded 06/01/22 Revenue Bonds
Duke University Health System
Series 2012A
06/01/2032	5.000%	1,000,000	1,015,233
Prerefunded 06/01/25 Revenue Bonds
Vidant Health
Series 2015
06/01/2030	5.000%	1,000,000	1,122,368
Prerefunded 09/01/22 Revenue Bonds
1st Mortgage - United Church
Series 2015A
09/01/2030	4.500%	1,000,000	1,022,375
Prerefunded 10/01/22 Revenue Bonds
WakeMed
Series 2012A
10/01/2031	5.000%	2,000,000	2,058,054
Prerefunded 10/01/23 Revenue Bonds
1st Mortgage - United Methodist
Series 2013A
10/01/2033	5.000%	1,595,000	1,700,786
Orange County Public Facilities Co.
Prerefunded 10/01/22 Revenue Bonds
Series 2012
10/01/2024	5.000%	835,000	859,805
10/01/2024	5.000%	490,000	504,223
University of North Carolina at Charlotte (The)
Prerefunded 04/01/24 Revenue Bonds
Series 2014
04/01/2030	5.000%	1,000,000	1,085,233

4	Columbia North Carolina Intermediate Municipal Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia North Carolina Intermediate Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
University of North Carolina at Greensboro
Prerefunded 04/01/24 Revenue Bonds
General
Series 2014
04/01/2032	5.000%	2,000,000	2,167,544
Total			20,079,241
Retirement Communities 5.4%
North Carolina Medical Care Commission
Refunding Revenue Bonds
Pennybyrn at Maryfield
Series 2015
10/01/2025	5.000%	610,000	645,602
Retirement Facilities 1st Mortgage
Series 2019
01/01/2039	5.000%	1,000,000	1,099,158
Series 2021C
03/01/2028	5.000%	360,000	407,215
Sharon Towers
Series 2019A
07/01/2033	5.000%	1,000,000	1,111,926
Southminster, Inc.
Series 2016
10/01/2025	5.000%	1,260,000	1,371,090
United Methodist Retirement
Series 2016
10/01/2030	5.000%	700,000	798,076
Revenue Bonds
Pennybyrn at Maryfield Project
Series 2020B-2
10/01/2024	2.500%	745,000	745,563
Presbyterian Homes Obligated Group (The)
Series 2020
10/01/2035	4.000%	650,000	729,466
The Pines at Davidson Project
Series 2019
01/01/2038	5.000%	1,000,000	1,090,136
Twin Lakes Community
Series 2019A
01/01/2038	5.000%	1,750,000	1,954,849
Total			9,953,081
Sales Tax 0.6%
City of Rocky Mount
Revenue Bonds
Series 2016
05/01/2028	5.000%	1,000,000	1,145,122
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Single Family 4.1%
North Carolina Housing Finance Agency
Revenue Bonds
Home Ownership
Series 2021-47 (GNMA)
01/01/2029	1.250%	1,990,000	1,897,479
07/01/2029	1.350%	1,885,000	1,799,868
Series 2017-38B (GNMA)
07/01/2037	3.850%	1,400,000	1,458,816
Series 2019-41 (GNMA)
07/01/2034	3.100%	605,000	628,299
Series 2019-42
07/01/2039	2.625%	895,000	901,275
Series 44
01/01/2027	1.950%	830,000	836,326
Total			7,522,063
State Appropriated 1.2%
State of North Carolina
Refunding Revenue Bonds
Series 2014B
06/01/2025	5.000%	2,000,000	2,251,020
State General Obligation 3.3%
State of North Carolina
Unlimited General Obligation Bonds
Series 2020A
06/01/2029	5.000%	2,000,000	2,486,860
06/01/2030	5.000%	2,000,000	2,537,525
Unlimited General Obligation Refunding Bonds
Series 2016A
06/01/2026	5.000%	1,000,000	1,159,778
Total			6,184,163
Transportation 2.0%
State of North Carolina
Revenue Bonds
Grant Anticipation
Series 2021
03/01/2030	5.000%	1,000,000	1,250,416
Series 2019
03/01/2033	5.000%	1,250,000	1,528,541
Vehicle - GARVEE
Series 2015
03/01/2027	5.000%	900,000	999,600
Total			3,778,557

Columbia North Carolina Intermediate Municipal Bond Fund | Third Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia North Carolina Intermediate Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Turnpike / Bridge / Toll Road 4.5%
North Carolina Turnpike Authority
Refunding Revenue Bonds
Senior Lien
Series 2017
01/01/2030	5.000%	1,700,000	1,949,284
01/01/2032	5.000%	1,450,000	1,653,921
Series 2017 (AGM)
01/01/2031	5.000%	750,000	871,839
Revenue Bonds
BAN Series 2020
02/01/2024	5.000%	2,000,000	2,147,141
North Carolina Turnpike Authority(b)
Refunding Revenue Bonds
Series 2016C
07/01/2029	0.000%	750,000	587,048
Revenue Bonds
Series 2017C
07/01/2030	0.000%	550,000	409,400
07/01/2031	0.000%	1,100,000	776,549
Total			8,395,182
Water & Sewer 13.9%
City of Charlotte Water & Sewer System
Refunding Revenue Bonds
Series 2015
07/01/2024	5.000%	1,010,000	1,106,202
Series 2018
07/01/2035	4.000%	2,000,000	2,286,706
Series 2020
07/01/2036	4.000%	2,000,000	2,357,374
City of Gastonia Combined Utilities System
Revenue Bonds
Series 2015
05/01/2029	5.000%	265,000	296,727
05/01/2030	5.000%	660,000	739,997
City of Greensboro Combined Water & Sewer System
Refunding Revenue Bonds
Series 2006
06/01/2022	5.250%	1,200,000	1,219,391
06/01/2023	5.250%	2,000,000	2,119,091
City of Jacksonville Enterprise System
Refunding Revenue Bonds
Series 2016
05/01/2028	5.250%	250,000	305,988
City of Raleigh Combined Enterprise System
Refunding Revenue Bonds
Series 2015B
12/01/2025	5.000%	1,200,000	1,372,661
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Thomasville Combined Enterprise System
Refunding Revenue Bonds
Series 2012
05/01/2026	4.000%	860,000	865,984
City of Winston-Salem Water & Sewer System
Refunding Revenue Bonds
Series 2016A
06/01/2024	5.000%	1,300,000	1,419,895
06/01/2033	4.000%	2,165,000	2,411,935
Series 2020A
06/01/2036	4.000%	2,000,000	2,340,750
Revenue Bonds
Series 2017
06/01/2031	4.000%	400,000	449,503
County of Brunswick Enterprise Systems
Refunding Revenue Bonds
Series 2015
04/01/2027	5.000%	1,500,000	1,677,918
Revenue Bonds
Enterprise System
Series 2020
04/01/2033	4.000%	500,000	584,294
County of Dare Utilities System
Refunding Revenue Bonds
Series 2017
02/01/2032	4.000%	300,000	334,526
County of Lincoln Enterprise System
Refunding Revenue Bonds
Series 2020
08/01/2029	5.000%	320,000	395,959
County of Union Enterprise System
Revenue Bonds
Enterprise System
Series 2019
06/01/2031	5.000%	1,000,000	1,231,136
Series 2015
06/01/2029	5.000%	500,000	568,041
Onslow Water & Sewer Authority
Refunding Revenue Bonds
Series 2016
12/01/2031	4.000%	820,000	915,215
Town of Fuquay-Varina Combined Utilities System
Revenue Bonds
Series 2016
04/01/2030	5.000%	335,000	385,537
04/01/2031	5.000%	450,000	518,170
Total			25,903,000
Total Municipal Bonds (Cost $176,284,035)			180,803,314

6	Columbia North Carolina Intermediate Municipal Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia North Carolina Intermediate Municipal Bond Fund, January 31, 2022 (Unaudited)
Money Market Funds 2.2%
	Shares	Value ($)
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.010%(c)	512,840	512,788
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.006%(c)	3,541,481	3,541,481
Total Money Market Funds (Cost $4,054,321)		4,054,269
Total Investments in Securities (Cost: $180,338,356)		184,857,583
Other Assets & Liabilities, Net		1,206,716
Net Assets		186,064,299
Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)	Zero coupon bond.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2022.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
BAN	Bond Anticipation Note
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia North Carolina Intermediate Municipal Bond Fund | Third Quarter Report 2022	7

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT206_04_M01_(03/22)